Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 5,188	$ 3,826	$ 4,089	$ 3,711	$ 4,544	$ 3,870	$ 4,205	$ 3,932	$ 16,814	$ 16,551	$ 17,704
Less income from continuing operations attributable to noncontrolling interest									(632)	(633)	(741)
Income from continuing operations attributable to Walmart									$ 16,182	$ 15,918	$ 16,963
Weighted-average common shares outstanding, basic									3,230	3,269	3,374
Dilutive impact of stock options and other share-based awards									13	14	15
Weighted-average common shares outstanding, diluted									3,243	3,283	3,389
Basic income per common share from continuing operations attributable to Walmart	$ 1.54	$ 1.15	$ 1.22	$ 1.10	$ 1.35	$ 1.14	$ 1.24	$ 1.14	$ 5.01	$ 4.87	$ 5.03
Diluted income per common share from continuing operations attributable to Walmart	$ 1.53	$ 1.15	$ 1.21	$ 1.10	$ 1.34	$ 1.14	$ 1.23	$ 1.14	$ 4.99	$ 4.85	$ 5.01